NOTE RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NOTE RECEIVABLES
Schedule of Note receivables
	March 31, 2022	December 31, 2021
Note receivables	$3,699,872	3,798,130
	3,699,872	3,798,130

	December 31, 2021	December 31, 2020
Note receivables	$3,798,130	$3,097,981

Schedule Of Accrued Interest And Principal Amount
	December 31, 2021	December 31, 2020
Principal	$3,630,504	$3,064,336
Accrued interest	167,626	33,645
	$3,798,130	$3,097,981